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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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1.   Name and address of insurer:

       Wells Fargo Funds Trust
       525 Market Street, 12th Floor
       San Francisco, CA 94105

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	Wells Fargo Growth Balanced Fund
	Wells Fargo Moderate Balanced Fund
	Wells Fargo C&B Large Cap Value Fund
	Wells Fargo Diversified Equity Fund
	Wells Fargo Emerging Growth Fund
	Wells Fargo Index Fund
        Wells Fargo International Value Fund
        Wells Fargo Small Company Growth Fund
        Wells Fargo Small Company Value Fund
        Wells Fargo Real Return Fund
        Wells Fargo Core Bond Fund
        Wells Fargo Wealthbuilder Conservative Allocation Portfolio Wells Fargo Wealthbuilder Equity Portfolio
        Wells Fargo Wealthbuilder Growth Allocation Portfolio
        Wells Fargo Wealthbuilder Growth Balanced Portfolio
        Wells Fargo Wealthbuilder Moderate Balanced Portfolio
        Wells Fargo Wealthbuilder Tactical Equity Portfolio
	Wells Fargo Dynamic Target Today Fund
	Wells Fargo Dynamic Target 2015 Fund
	Wells Fargo Dynamic Target 2020 Fund
	Wells Fargo Dynamic Target 2025 Fund
	Wells Fargo Dynamic Target 2030 Fund
	Wells Fargo Dynamic Target 2035 Fund
	Wells Fargo Dynamic Target 2040 Fund
	Wells Fargo Dynamic Target 2045 Fund
	Wells Fargo Dynamic Target 2050 Fund
	Wells Fargo Dynamic Target 2055 Fund
	Wells Fargo Dynamic Target 2060 Fund




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3.   Investment Company Act File Number:  811-09253

     Securities Act File Number:  333-74295

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4(a).Last day of fiscal year for which this Form is filed:  5/31/16

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4(b). [ ]  Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.

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5.   Calculation of registration fee:

     (i)     Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                                  $ 5,996,711,954

                                                               ---------------

     (ii)    Aggregate price of
             securities redeemed or
             repurchased during the
             fiscal year:                   $4,831,515,113

                                            ---------------

     (iii)   Aggregate price of
             securities redeemed or
             repurchased during any
             PRIOR fiscal year ending no
             earlier than October 11,
             1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:             $679,538,149

                                            ---------------

     (iv)    Total available redemption
             credits [add Items 5(ii)
             and 5(iii)]:                                    $  5,511,053,262

                                                               ---------------

     (v)     Net sales - if Item 5(i) is
             greater than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                                       $ 458,718,692

                                                               ---------------

     ---------------------------------------------------------
     (vi)    Redemption credits available
             for use in future years -
             if Item 5(i) is less than
             Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:         $0
                                            ---------------

     ---------------------------------------------------------
     (vii)   Multiplier for determining
             registration fee (See
             Instruction C.9):                                 X     0.0001007
                                                                --------------

     (viii)  Registration fee due
             [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee
             is due):                                        =      48,911.87
                                                                --------------
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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                               +$          0
                                                                --------------

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8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):
                                                             =$     48,911.87
                                                                --------------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 08/16/2016

     Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/  Nancy Wiser and Jeremy DePalma
                            _________________________________________
                           Nancy Wiser/Treasurer   Jeremy DePalma/Treasurer
Date 08/16/2016
      __________

*Please print the name and title of the signing officer below the signature.




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